Share-based Compensation - Share-based Payment Arrangement, Option, Activity (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	62,079,809
Weighted average exercise price, Outstanding	$ 0.0589
Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	33,824,056	36,844,725	16,154,051
Number of options, Granted	37,060,000	21,631,945	21,631,945
Number of options, Exercised	(1,232,560)		(201,040)
Number of options, Forfeited	(7,571,687)	(3,020,669)	(740,231)
Number of options, Outstanding	62,079,809	33,824,056	36,844,725
Number of options, Vested and exercisable	40,417,309	24,166,379	11,884,664
Weighted average exercise price, Outstanding	$ 0.1616	$ 0.1608	$ 0.1607
Weighted average exercise price, Granted	0.06		0.1609
Weighted average exercise price, Exercised	0.0575		0.1607
Weighted average exercise price, Forfeited	0.0583	0.1515	0.1607
Weighted average exercise price, Outstanding	0.0589	0.1616	0.1608
Weighted average exercise price, Vested and exercisable	$ 0.0583	$ 0.164	$ 0.1709